Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Parent Company Only Condensed Financial Information
Condensed balance sheets

	As of December 31,
	2019	2020
	RMB	RMB	US$
Assets
Current assets
Cash	92	759	116
Prepayments and other current assets	2,998	3,524	540
Total current assets	3,090	4,283	656

Non-current assets
Investments in subsidiaries	2,896,655	3,572,772	547,551
Other non-current assets	2,383	1,373	210
Total non-current assets	2,899,038	3,574,145	547,761

Total assets	2,902,128	3,578,428	548,417

LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	24,235	21,472	3,288
Income tax payable	—	743	114
Total current liabilities	24,235	22,215	3,402

Non-current liabilities
Long-term borrowings	1,185,249	1,128,004	172,874
Long-term liabilities	68,180	109,493	16,781
Total non-current liabilities	1,253,429	1,237,497	189,655

Total liabilities	1,277,664	1,259,712	193,057

Shareholders’ Equity

Class A ordinary shares (US$0.001 par value, 150,000,000 shares authorized including Class A shares and Class B shares, 19,068,224 shares issued, 18,550,770 shares outstanding as of December 31, 2019 and 29,272,306 shares issued and 28,754,852 shares outstanding as of December 31, 2020)	126	198	31
Class B ordinary shares (US$0.001 par value, 150,000,000 shares authorized including Class A shares and Class B shares, 6,571,429 shares issued and outstanding as of December 31, 2019 and 2020; each Class B ordinary shares is convertible into one Class A ordinary share)	41	41	6
Treasury shares (517,454 Class A ordinary shares as of December 31, 2019 and 2020, at cost)	(71,018)	(71,018)	(10,884)
Additional paid-in capital	2,848,145	3,560,008	545,595
Accumulated losses	(1,126,330)	(1,206,436)	(184,893)
Other comprehensive income/ (loss)	(26,500)	35,923	5,505
Total shareholders’ equity	1,624,464	2,318,716	355,360

Total liabilities and shareholders’ equity	2,902,128	3,578,428	548,417

Condensed statements of comprehensive income/(loss)

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Operating expenses	(6,566)	(8,010)	(10,140)	(1,554)

Loss from operations	(6,566)	(8,010)	(10,140)	(1,554)

Other income (expenses):
Interest income	—	18,154	90,197	13,823
Interest expenses	(38,737)	(111,033)	(117,149)	(17,954)
Change in fair value of financial instruments	1,891	23,226	—	—
Others	1,125	1,737	1,314	201
Share of income/ (loss) from subsidiaries	194,120	230,349	(34,064)	(5,221)
Income/(loss) before income tax	151,833	154,423	(69,842)	(10,705)
Income tax expenses	—	—	(2,522)	(387)
Net income/(loss)	151,833	154,423	(72,364)	(11,092)
Net income/(loss) attributable to ordinary shareholders of Secoo Holding Limited	151,833	154,423	(72,364)	(11,092)

Other comprehensive income/(loss)
Foreign currency translation adjustments	(1,069)	(20,127)	62,423	9,567

Total other comprehensive income/(loss), net of tax	(1,069)	(20,127)	62,423	9,567

Comprehensive income/(loss)	150,764	134,296	(9,941)	(1,525)

Condensed statements of cash flows

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash used in operating activities	(16,081)	(44,418)	(57,727)	(8,847)
Net cash used in investing activities	(1,108,577)	(118,794)	(625,722)	(95,896)
Net cash provided by financing activities	1,163,304	—	703,774	107,858
Effect of exchange rate changes on cash	7,325	775	(19,658)	(3,013)
Net increase/(decrease) in cash	45,971	(162,437)	667	102
Cash at the beginning of the year	116,558	162,529	92	14
Cash at the end of the year	162,529	92	759	116